BLACKROCK FUNDS IV

BlackRock Alternative Capital Strategies Fund

(the “Fund”)

Supplement dated November 30, 2018

to the Fund’s Summary Prospectuses, Prospectuses

and Statement of Additional Information (“SAI”), each dated August 10, 2018

Effective January 4, 2019, the Fund will change its name to BlackRock Systematic Multi-Strategy Fund. Accordingly, effective January 4, 2019, references to the Fund’s name in the Fund’s Summary Prospectuses, Prospectuses and SAI are changed to reflect the new Fund name.

Shareholders should retain this Supplement for future reference.

PR2SAI-ACS-1118SUP